Document and Entity Information	Jul. 24, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	GENERATION INCOME PROPERTIES, INC.
Amendment Flag	false
Entity Central Index Key	0001651721
Document Type	8-K
Document Period End Date	Jul. 24, 2024
Entity Incorporation State Country Code	MD
Entity File Number	001-40771
Entity Tax Identification Number	47-4427295
Entity Address, Address Line One	401 East Jackson Street
Entity Address, Address Line Two	Suite 3300
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33602
City Area Code	813
Local Phone Number	448-1234
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	GIPR
Security Exchange Name	NASDAQ
Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Common Stock
Trading Symbol	GIPRW
Security Exchange Name	NASDAQ